Warrants (Tables)	12 Months Ended
Dec. 31, 2021
Other Liabilities Disclosure [Abstract]
Black-Scholes Option Pricing Model for Warrants
The assumptions used in the Black-Scholes option pricing model to determine the fair value of the warrants granted to Blackstone as at November 6, 2021 were as follows:

Year Ended December 31,
2021
Expected warrant life (years)	5
Risk-free interest rate	1.04%
Expected volatility	80.23%
Expected dividend yield	0%